Operating expenses, Valuation of Stock Compensation (Details)		1 Months Ended		12 Months Ended
		Jan. 31, 2022 shares $ / shares	Jan. 31, 2021 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Valuation of Stock Compensation [Abstract]
Number of restricted stock, forfeited (in shares)				149,400	0	0
Number of restricted stock, vested (in shares)	[1]			800,723	733,133	550,002
January 2022 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)		697,953
Number of restricted stock vesting in one year (in shares)		99,788
Number of restricted stock vesting in two years (in shares)		99,788
Number of restricted stock vesting in three years (in shares)		99,789
Number of restricted stock, forfeited (in shares)		174,331
Number of restricted stock, vesting subject to certain market conditions (in shares)		49,863
Number of shares vested, fair value (in dollars per share) | $ / shares		$ 4.29
Number of restricted stock, vested (in shares)		174,394
January 2022 [Member] | Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)		175,000
January 2021 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)			699,000
Number of restricted stock vesting in one year (in shares)			153,066
Number of restricted stock vesting in two years (in shares)			50,000
Number of restricted stock vesting in three years (in shares)			103,067
Number of restricted stock vesting in four years (in shares)			103,067
Number of restricted stock, forfeited (in shares)			50,000
Number of restricted stock, vested (in shares)			239,800
January 2021 [Member] | Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)			175,000

[1]	Does not include shares in lieu of dividends